Property, plant and equipment - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jul. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 4,926	£ 4,455	£ 4,089	£ 4,691
Government grants	150	143
Deferred tax income	(134)	40
Net exceptional loss	£ (1,454)	(3,337)	(3,144)
Decrease in the cost of replacing the assets
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity analysis for tangible fixed assets impairment, reasonably possible change in key assumption, percent	10.00%
Nigerian tangible fixed assets impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge	£ 84
Deferred tax income	25
Net exceptional loss	59
Ethiopian tangible fixed assets impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge	55
Deferred tax income	10
Net exceptional loss	45
Nigeria
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of asset or cash-generating unit	140
Ethiopia
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of asset or cash-generating unit	12
Freeholds land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,218	1,162
Long leasehold land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6	21
Short leasehold land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	320	18
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	41	34	35
Returnable bottles and crates
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	180	176	£ 163
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	161	£ 164
Tangible fixed assets | Decrease in the cost of replacing the assets
Disclosure of detailed information about property, plant and equipment [line items]
Decrease in fair value of the assets	£ 14
Minimum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	10 years
Minimum | Casks and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	15 years
Minimum | Other plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Minimum | Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Minimum | Returnable bottles and crates
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Maximum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	50 years
Maximum | Casks and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	50 years
Maximum | Other plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	25 years
Maximum | Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	10 years
Maximum | Returnable bottles and crates
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	10 years